Employee stock incentive plans	12 Months Ended
Mar. 31, 2018
Disclosure Of Share based Payment Arrangement [Abstract]
Employee stock incentive plans
19. Employee stock incentive plans

Dr. Reddy’s Employees Stock Option Plan -2002 (the “DRL 2002 Plan”):

The Company instituted the DRL 2002 Plan for all eligible employees pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on September 24, 2001. The DRL 2002 Plan covers all employees and directors (excluding promoter directors) of the parent company and its subsidiaries (collectively, “eligible employees”). The Nomination, Governance and Compensation Committee of the Board of the parent company (the “Committee”) administers the DRL 2002 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2002 Plan vest in periods ranging between one and four years and generally have a maximum contractual term of five years.

The DRL 2002 Plan, as amended at annual general meetings of shareholders held on July 28, 2004 and on July 27, 2005, provides for stock option grants in two categories:

Category A: 300,000 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B: 1,995,478 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).

Under the DRL 2002 Plan, the exercise price of the fair market value options granted under Category A above is determined based on the average closing price for 30 days prior to the grant in the stock exchange where there is highest trading volume during that period. Notwithstanding the foregoing, the Committee may, after obtaining the approval of the shareholders in the annual general meeting, grant options with a per share exercise price other than fair market value and par value of the equity shares.

After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

Stock option activity under the DRL 2002 Plan for the two categories of options during the years ended March 31, 2018 and 2017 is as follows:

Category A — Fair Market Value Options: There was no activity under this category during the years ended March 31, 2018 and 2017, and there were no options outstanding under this category as of March 31, 2018 and March 31, 2017.

	For the Year Ended March 31, 2018
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	330,142	Rs.	5.00	Rs.	5.00	69
Granted during the year	158,112		5.00		5.00	90
Expired/forfeited during the year	(23,318)		5.00		5.00	-
Exercised during the year	(144,392)		5.00		5.00	-
Outstanding at the end of the year	320,544	Rs.	5.00	Rs.	5.00	70
Exercisable at the end of the year	47,383	Rs.	5.00	Rs.	5.00	49

	For the Year Ended March 31, 2017
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	427,348	Rs.	5.00	Rs.	5.00	72
Granted during the year	103,136		5.00		5.00	90
Expired/forfeited during the year	(22,597)		5.00		5.00	-
Exercised during the year	(177,745)		5.00		5.00	-
Outstanding at the end of the year	330,142	Rs.	5.00	Rs.	5.00	69
Exercisable at the end of the year	40,882	Rs.	5.00	Rs.	5.00	38

The weighted average grant date fair value of par value options granted under category B above of the DRL 2002 Plan during the years ended March 31, 2018 and 2017 was Rs.2,546 and Rs.3,266 per option, respectively. The weighted average share price on the date of exercise of options during the years ended March 31, 2018 and 2017 was Rs.2,375 and Rs.3,292 per share, respectively.

The aggregate intrinsic value of options exercised under the DRL 2002 Plan during the years ended March 31, 2018 and 2017 was Rs.342 and Rs.584, respectively. As of March 31, 2018, options outstanding under the DRL 2002 Plan had an aggregate intrinsic value of Rs.665 and options exercisable under the DRL 2002 Plan had an aggregate intrinsic value of Rs.98.

The term of the DRL 2002 plan was extended for a period of 10 years effective as of January 29, 2012 by the shareholders at the Company’s Annual General Meeting held on July 20, 2012.

Dr. Reddy’s Employees ADR Stock Option Plan, 2007 (the “DRL 2007 Plan”)

The Company instituted the DRL 2007 Plan for all eligible employees in pursuance of the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2005. The DRL 2007 Plan became effective upon its approval by the Board of Directors on January 22, 2007. The DRL 2007 Plan covers all employees and directors (excluding promoter directors) of DRL and its subsidiaries (collectively, “eligible employees”). The Committee administers the DRL 2007 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive the options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2007 Plan vest in periods ranging between one and four years and generally have a maximum contractual term of five years.

The DRL 2007 Plan provides for option grants in two categories:

Category A: 382,695 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B: 1,148,084 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).

No options were granted under Category A as of March 31, 2018 and 2017.

Stock options activity for category B options under the DRL 2007 Plan during the years ended March 31, 2018 and 2017 is as follows:

	For the Year Ended March 31, 2018
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	88,141	Rs.	5.00	Rs.	5.00	74
Granted during the year	63,304		5.00		5.00	90
Expired/forfeited during the year	(19,335)		5.00		5.00	-
Exercised during the year	(24,802)		5.00		5.00	-
Outstanding at the end of the year	107,308	Rs.	5.00	Rs.	5.00	73
Exercisable at the end of the year	11,034	Rs.	5.00	Rs.	5.00	47

	For the Year Ended March 31, 2017
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	92,043	Rs.	5.00	Rs.	5.00	79
Granted during the year	52,956		5.00		5.00	90
Expired/forfeited during the year	(23,039)		5.00		5.00	-
Exercised during the year	(33,819)		5.00		5.00	-
Outstanding at the end of the year	88,141	Rs.	5.00	Rs.	5.00	74
Exercisable at the end of the year	6,517	Rs.	5.00	Rs.	5.00	43

The weighted average grant date fair value of par value options granted under category B of the DRL 2007 Plan during the years ended March 31, 2018 and 2017 was Rs.2,540 and Rs.3,266, respectively. The weighted average share price on the date of exercise of options during the years ended March 31, 2018 and 2017 was Rs.2,295 and Rs.3,268, respectively.

The aggregate intrinsic value of options exercised under the DRL 2007 Plan during the years ended March 31, 2018 and 2017 was Rs.57 and Rs.110, respectively. As of March 31, 2018, options outstanding under the DRL 2007 Plan had an aggregate intrinsic value of Rs.223 and options exercisable under the DRL 2007 Plan had an aggregate intrinsic value of Rs.23.

During the year ended March 31, 2015, the Company adopted a new program to grant performance linked stock options to certain employees under the DRL 2002 Plan and the DRL 2007 Plan. Under this program, performance was measured each year against pre-defined interim targets over the three year period ending on March 31, 2017 and eligible employees were granted stock options upon meeting such targets. The stock options so granted will vest only upon satisfaction of certain service period conditions which range from 1 to 4 years. After vesting, such stock options generally have a maximum contractual term of five years.

Valuation of stock options:

The fair value of stock options granted under the DRL 2002 Plan and the DRL 2007 Plan has been measured using the Black–Scholes-Merton model at the date of the grant.

The Black-Scholes-Merton model includes assumptions regarding dividend yields, expected volatility, expected terms and risk free interest rates. In respect of par value options granted under category B, the expected term of an option (or “option life”) is estimated based on the vesting term and contractual term, as well as the expected exercise behavior of the employees receiving the option. In respect of fair market value options granted under category A, the option life is estimated based on the simplified method. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Dividend yield of the options is based on recent dividend activity. Risk-free interest rates are based on the government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside of the Company’s control. As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in future periods, stock based compensation expense could be materially impacted in future years.

The estimated fair value of stock options is recognized in the consolidated income statement on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

The weighted average inputs used in computing the fair value of options granted were as follows:

	Grants made on
	July 10, 2017		May 11, 2017		November 15, 2016		September 20, 2016		July 26, 2016
Expected volatility		30.86%		30.08%		32.77%		32.92%		29.88%
Exercise price	Rs.	5.00	Rs.	5.00	Rs.	5.00	Rs.	5.00	Rs.	5.00
Option life		2.5 Years		2.5 Years		2.5 Years		2.5 Years		2.5 Years
Risk-free interest rate		6.48%		6.69%		6.27%		6.81%		6.91%
Expected dividends		0.77%		0.77%		0.60%		0.60%		0.60%
Grant date share price	Rs.	2,726.20	Rs.	2,594.00	Rs.	3,310.70	Rs.	3,157.80	Rs.	3,319.65

The fair value of services received in return for stock options granted to employees is measured by reference to the fair value of stock options granted.

Share-based payment expense

	For the Year Ended March 31,
	2018	2017	2016
Cash settled share-based payment expense(1)	28	48	29
Equity settled share-based payment expense(2)	454	350	442
	482	398	471

(1)
Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitle the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of exercise. As of March 31, 2018, there was Rs.67 of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.96 years. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.

(2)	As of March 31, 2018, there was Rs.313 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.98 years.